Lease obligations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Disclosure of leases [Abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 91,800	$ 83,700
Expense relating to short-term leases for which recognition exemption has been used	300	500
Potential future lease payments not included in lease liabilities (undiscounted)	53,364	70,600
Lease not yet commenced, amount	$ 550,800	$ 6,600
Lease not yet commenced, number of additions | vessel	8
Lease not yet commenced, term	15 years